Fair value measurements - Fair value of financial instruments measured on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Fair value measurements
Other assets		¥ 1,199,465	¥ 1,124,473
Investments in equity securities		106,022	98,401
Listed Equity [Member]
Fair value measurements
Investments in equity securities		79,893	72,184
Unlisted Equity [Member]
Fair value measurements
Investments in equity securities		26,129	26,217
Recurring [Member]
Fair value measurements
Trading assets and private equity and debt investments	[1]	22,555,000	20,483,000
Recurring [Member] | Other assets [Member]
Fair value measurements
Other assets	[1],[2],[3],[4]	817,000	745,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity and debt investments		85,000	73,000
Recurring [Member] | Net asset value per share [Member] | Other assets [Member]
Fair value measurements
Other assets		¥ 5,000	¥ 3,000

[1]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2025 and September 30, 2025, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥73 billion and ¥85 billion, respectively. As of March 31, 2025 and September 30, 2025, the fair values of these investments which are included in Other assets were ¥3 billion and ¥5 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥72,184 million and ¥26,217 million, respectively, as of March 31, 2025 and ¥79,893 million and ¥26,129 million, respectively, as of September 30, 2025.
[4]	Includes non-financial assets carried at fair value on a recurring basis using similar valuation methodologies to those used for financial instruments.